CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets
Current assets	€ 41,918	€ 42,748
Cash and cash equivalents	7,396	7,027
Other financial assets	16,042	18,522
Trade receivables	5,015	6,107
Inventories	11,486	9,482
Income tax receivables	25	23
Other assets	1,954	1,587
Non-current assets
Non-current assets	24,307	24,711
Other financial assets	235	4
Intangible assets	822	878
Property, plant and equipment	23,149	23,719
Other assets	101	110
Total assets	66,225	67,459
Current liabilities
Current liabilities	23,570	21,716
Trade payables	3,026	2,594
Contract liabilities	3,281	2,132
Other financial liabilities	15,198	14,882
Other liabilities and provisions	2,065	2,108
Non-current liabilities
Non-current liabilities	12,441	13,256
Contract liabilities	211	231
Deferred tax liabilities	53	87
Other financial liabilities	12,177	12,938
Equity
Equity	30,214	32,487
Subscribed capital	7,027	7,027
Capital reserves	110,307	110,264
Accumulated deficit	(86,662)	(85,974)
Accumulated other comprehensive gain (loss)	(163)	1,400
Equity attributable to the owners of the company	30,509	32,717
Non-controlling interests	(295)	(230)
Total equity and liabilities	€ 66,225	€ 67,459